16. SATELLITES, PROPERTY AND OTHER EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Satellites Property And Other Equipment
Schedule of satellites, property and other equipment

	Satellites	Property and other equipment	Assets under construction	Total
Cost as at January 1, 2017	$3,203,103	$229,208	$270,768	$3,703,079
Additions	—	3,270	139,212	142,482
Disposals/retirements	—	(2,982)	—	(2,982)
Reclassifications and transfers from assets under construction	—	11,816	(11,816)	—
Impact of foreign exchange	(22,925)	(2,092)	(21,199)	(46,216)
Cost as at December 31, 2017	3,180,178	239,220	376,965	3,796,363
Additions	—	538	78,373	78,911
Cumulative effect adjustment (Note 3)	(4,172)	—	3,134	(1,038)
Disposals/retirements	—	(3,622)	—	(3,622)
Reclassifications and transfers from assets under construction	448,216	17,229	(465,445)	—
Impact of foreign exchange	45,348	1,690	18,110	65,148
Cost as at December 31, 2018	$3,669,570	$255,055	$11,137	$3,935,762
Accumulated depreciation and impairment as at January 1, 2017	$(1,651,321)	$(136,347)	$—	$(1,787,668)
Depreciation	(206,439)	(14,619)	—	(221,058)
Disposals/retirements	—	2,564	—	2,564
Impact of foreign exchange	568	1,078	—	1,646
Accumulated depreciation and impairment as at December 31, 2017	(1,857,192)	(147,324)	—	(2,004,516)
Depreciation	(209,987)	(14,864)	—	(224,851)
Cumulative effect adjustment (Note 3)	1,433	—	—	1,433
Disposals/retirements	—	3,207	—	3,207
Impact of foreign exchange	(7,050)	(946)	—	(7,996)
Accumulated depreciation and impairment as at December 31, 2018	$(2,072,796)	$(159,927)	$—	$(2,232,723)
Net carrying values
As at December 31, 2017	$1,322,986	$91,896	$376,965	$1,791,847
As at December 31, 2018	$1,596,774	$95,128	$11,137	$1,703,039